Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Communication Services Portfolio
March 31, 2025
VTELP-NPRT1-0525
1.856921.117
Common Stocks - 100.2%
	Shares	Value ($)
CHINA - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Alibaba Group Holding Ltd ADR	7,000	925,610
PDD Holdings Inc Class A ADR (a)	21,200	2,509,020

TOTAL CHINA		3,434,630
JAPAN - 0.9%
Communication Services - 0.9%
Entertainment - 0.9%
Nintendo Co Ltd	32,100	2,182,084
SINGAPORE - 1.2%
Communication Services - 1.2%
Entertainment - 1.2%
Sea Ltd Class A ADR (a)	21,800	2,844,682
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	6,900	1,145,400
UNITED KINGDOM - 0.4%
Communication Services - 0.4%
Media - 0.4%
WPP PLC ADR	22,200	842,712
UNITED STATES - 95.7%
Communication Services - 91.1%
Diversified Telecommunication Services - 9.1%
AT&T Inc	487,200	13,778,016
GCI Liberty Inc Class A (a)(b)	21,982	0
Verizon Communications Inc	167,400	7,593,264
		21,371,280
Entertainment - 20.1%
Liberty Media Corp-Liberty Formula One Class C (a)	45,800	4,122,458
Live Nation Entertainment Inc (a)	19,900	2,598,542
Netflix Inc (a)	12,510	11,665,950
ROBLOX Corp Class A (a)	80,200	4,674,858
Roku Inc Class A (a)	23,700	1,669,428
Take-Two Interactive Software Inc (a)	32,900	6,818,525
TKO Group Holdings Inc Class A	35,400	5,409,474
Walt Disney Co/The	47,023	4,641,170
Warner Bros Discovery Inc (a)	521,600	5,596,768
		47,197,173
Interactive Media & Services - 47.0%
Alphabet Inc Class A	291,295	45,045,859
fuboTV Inc (a)(c)	47,800	139,576
Meta Platforms Inc Class A	102,100	58,846,357
Pinterest Inc Class A (a)	64,200	1,990,200
Reddit Inc Class A	29,300	3,073,570
Snap Inc Class A (a)	159,700	1,390,987
Trump Media & Technology Group Corp (a)(c)	7,100	138,734
		110,625,283
Media - 10.0%
Charter Communications Inc Class A (a)	15,800	5,822,774
Comcast Corp Class A	274,900	10,143,810
Fox Corp Class A	37,900	2,145,140
Magnite Inc (a)	251,500	2,869,615
Paramount Global Class B (c)	47,300	565,708
Trade Desk Inc (The) Class A (a)	34,500	1,887,840
		23,434,887
Wireless Telecommunication Services - 4.9%
T-Mobile US Inc	43,800	11,681,898
Consumer Discretionary - 3.5%
Broadline Retail - 3.5%
Amazon.com Inc (a)	43,300	8,238,258
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Marvell Technology Inc	11,800	726,526
NVIDIA Corp	17,300	1,874,974
		2,601,500
TOTAL UNITED STATES		225,150,279
TOTAL COMMON STOCKS (Cost $162,196,465)		235,599,787

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC Series C2 (b)(d) (Cost $221,544)	2,833	218,339

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $770,930)	4.32	770,853	770,930

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $163,188,939)	236,589,056
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,428,487)
NET ASSETS - 100.0%	235,160,569

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $218,339 or 0.1% of net assets.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Waymo LLC Series C2	10/18/24	221,544

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,965,483	52,481,315	54,446,798	34,874	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	1,178,955	9,024,738	9,432,763	1,350	-	-	770,930	770,853	0.0%
Total	3,144,438	61,506,053	63,879,561	36,224	-	-	770,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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